Segment and Revenue by Geography and By Major Customer (Tables)	9 Months Ended
Sep. 30, 2024
Segment and Revenue by Geography and by Major Customer [Abstract]
Schedule of Evaluating Financial Performance and Allocating Resources
	Nine months ended on September 30, 2024
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	24,618	16,576	41,194
Gross profit	18,203	6,001	24,204
Research and development expenses	(17,348)	(13,067)	(30,415)
Sales and marketing expenses	(6,410)	(7,226)	(13,636)
General and administrative expenses	(5,816)	(6,977)	(12,793)
Change in earnout liability	(292)	-	(292)
Segment operating profit (loss)	(11,663)	(21,269)	(32,932)
Change in fair value of Forfeiture Shares			38
Financial income, net			3,659
Loss before taxes on income			(29,235)

Depreciation and Amortization expenses	1,067	691	1,758
Stock-based compensation	5,145	6,114	11,259
	Nine months ended on September 30, 2023
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	41,560	20,661	62,221
Gross profit	32,114	6,951	39,065
Research and development expenses	(20,144)	(19,396)	(39,540)
Sales and marketing expenses	(5,663)	(7,667)	(13,330)
General and administrative expenses	(5,724)	(5,652)	(11,376)
Segment operating profit (loss)	583	(25,764)	(25,181)
Change in fair value of Forfeiture Shares			1,618
Financial expenses, net			1,160
Loss before taxes on income			(22,403)

Depreciation and Amortization expenses	531	662	1,193
Stock-based compensation	4,861	6,656	11,517

	Three months ended on September 30, 2024
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	9,371	6,667	16,038
Gross profit	6,592	2,453	9,045
Research and development expenses	(5,569)	(4,740)	(10,309)
Sales and marketing expenses	(2,470)	(2,410)	(4,880)
General and administrative expenses	(2,211)	(3,614)	(5,825)
Change in earnout liability	(264)	-	(264)
Segment operating profit (loss)	(3,922)	(8,311)	(12,233)
Change in fair value of Forfeiture Shares			3
Financial income, net			1,885
Loss before taxes on income			(10,345)

Depreciation and Amortization expenses	559	264	823
Stock-based compensation	1,721	2,039	3,760
	Three months ended on September 30, 2023
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	9,731	4,435	14,166
Gross profit	7,380	958	8,338
Research and development expenses	(9,050)	(4,369)	(13,419)
Sales and marketing expenses	(1,654)	(2,361)	(4,015)
General and administrative expenses	(1,968)	(1,875)	(3,843)
Segment operating profit (loss)	(5,292)	(7,647)	(12,939)
Change in fair value of Forfeiture Shares			89
Financial income, net			368
Loss before taxes on income			(12,482)

Depreciation and Amortization expenses	179	221	400
Stock-based compensation	1,574	2,134	3,708

Schedule of Revenue by Geography, Based on the Customers	The following table shows revenue by geography, based on the customers’ “bill to” location:
	Nine months ended September 30		Three months ended September 30
	2024	2023	2024	2023
	U.S. dollars in thousands
Israel	582	1,858	151	592
China	5,630	6,552	2,123	1,797
Hong Kong	3,878	5,415	2,304	1,281
Hungary	9,978	16,391	3,849	3,378
United States	6,669	4,424	2,207	983
Portugal	5,547	480	2,448	413
Germany	2,011	6,914	584	1,277
Mexico	1,358	5,863	173	1,554
Other	5,541	14,324	2,199	2,891
	41,194	62,221	16,038	14,166

Schedule of Supplemental Data - Major Customers	The following tables summarize the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:
	September 30, 2024	December 31, 2023
Accounts Receivable	% of Account Receivable
Customer A	23%	11%
Customer B	14%	4%
Customer C	12%	3%
Customer D	9%	19%
Customer E	6%	11%
Customer F	5%	10%
	Nine months ended September 30		Three months ended September 30
	2024	2023	2024	2023
Revenues	% of Revenues
Customer D	16%	17%	23%	13%
Customer C	13%	1%	17%	3%
Customer F	8%	7%	10%	8%
Customer A	6%	12%	3%	17%
Customer G	7%	7%	3%	10%

Schedule of Long-Lived Assets by Geography	Long-lived assets by Geography:
	September 30, 2024	December 31, 2023
	U.S. dollars in thousands
Domestic (Israel)	8,046	4,419
China	227	176
USA	696	139
Other	380	422
	9,349	5,156